Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Examination [Line Items]
Statutory corporate income tax rate	25.00%	25.00%	25.00%
Net operating loss carry forward to offset future taxable income	81,787,000	71,007,000
Amount of net operating loss carry forward that will expire	62,710,000
Expiration period of operating loss carry forward	Between 2018 and 2034
Tax credit annual limitation	2,958,000
Deferred tax liability, unremitted earnings	399,000
Unrecognized tax benefits that, if recognized, would affect annual effective tax rate	1,196
Research tax credit carryforward
Income Tax Examination [Line Items]
Tax credit carry forward	4,378,000	0
Expire in years 2020 through 2033 | Research tax credit carryforward
Income Tax Examination [Line Items]
Tax credit carry forward	2,283,000
Do Not Expire | Research tax credit carryforward
Income Tax Examination [Line Items]
Tax credit carry forward	2,095,000
Intellectual Property
Income Tax Examination [Line Items]
Tax ruling, special deduction end period	December 31, 2018
Tax ruling, special deduction effects per share	0.08		0.07
Dutch tax ruling
Income Tax Examination [Line Items]
Innovation box regime percent	5.00%
Statutory corporate income tax rate	25.00%
Effective tax rate	13.00%	16.00%	19.00%	22.00%
Tax ruling, special deduction end period	December 2020